Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS V
Entity Central Index Key	0000809821
Document Period End Date	May 31, 2024
C000006373 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Small Cap Core Fund
Class Name	Class A
Trading Symbol	DCCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Small Cap Core Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.07%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.07%
Net Assets	$ 7,435,931,279
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 22,950,650
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$7,435,931,279
Total number of portfolio holdings	141
Total advisory fees paid	$22,950,650
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	15.71%
Financials	15.53%
Technology	14.93%
Capital Goods	11.07%
Basic Materials	7.59%
Real Estate Investment Trusts	6.82%
Energy	5.45%
Business Services	4.28%
Consumer Discretionary	3.88%
Consumer Staples	3.53%

Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%

Largest Holdings [Text Block]
Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%

C000006374 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Small Cap Core Fund
Class Name	Class C
Trading Symbol	DCCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Small Cap Core Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.82%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.82%
Net Assets	$ 7,435,931,279
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 22,950,650
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$7,435,931,279
Total number of portfolio holdings	141
Total advisory fees paid	$22,950,650
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	15.71%
Financials	15.53%
Technology	14.93%
Capital Goods	11.07%
Basic Materials	7.59%
Real Estate Investment Trusts	6.82%
Energy	5.45%
Business Services	4.28%
Consumer Discretionary	3.88%
Consumer Staples	3.53%

Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%

Largest Holdings [Text Block]
Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%

C000006375 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Small Cap Core Fund
Class Name	Class R
Trading Symbol	DCCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Small Cap Core Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$70	1.32%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.32%
Net Assets	$ 7,435,931,279
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 22,950,650
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$7,435,931,279
Total number of portfolio holdings	141
Total advisory fees paid	$22,950,650
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	15.71%
Financials	15.53%
Technology	14.93%
Capital Goods	11.07%
Basic Materials	7.59%
Real Estate Investment Trusts	6.82%
Energy	5.45%
Business Services	4.28%
Consumer Discretionary	3.88%
Consumer Staples	3.53%

Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%

Largest Holdings [Text Block]
Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%

C000006376 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Small Cap Core Fund
Class Name	Institutional Class
Trading Symbol	DCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Small Cap Core Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.82%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%
Net Assets	$ 7,435,931,279
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 22,950,650
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$7,435,931,279
Total number of portfolio holdings	141
Total advisory fees paid	$22,950,650
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	15.71%
Financials	15.53%
Technology	14.93%
Capital Goods	11.07%
Basic Materials	7.59%
Real Estate Investment Trusts	6.82%
Energy	5.45%
Business Services	4.28%
Consumer Discretionary	3.88%
Consumer Staples	3.53%

Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%

Largest Holdings [Text Block]
Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%

C000171461 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Small Cap Core Fund
Class Name	Class R6
Trading Symbol	DCZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Small Cap Core Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 7,435,931,279
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 22,950,650
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$7,435,931,279
Total number of portfolio holdings	141
Total advisory fees paid	$22,950,650
Portfolio turnover rate	14%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare	15.71%
Financials	15.53%
Technology	14.93%
Capital Goods	11.07%
Basic Materials	7.59%
Real Estate Investment Trusts	6.82%
Energy	5.45%
Business Services	4.28%
Consumer Discretionary	3.88%
Consumer Staples	3.53%

Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%

Largest Holdings [Text Block]
Top 10 equity holdings
Federal Signal	2.16%
Applied Industrial Technologies	1.80%
Permian Resources	1.60%
Steven Madden	1.54%
Q2 Holdings	1.53%
Minerals Technologies	1.52%
Boise Cascade	1.49%
Prestige Consumer Healthcare	1.45%
Patterson-UTI Energy	1.42%
Summit Materials Class A	1.40%

C000006377 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Small Cap Value Fund
Class Name	Class A
Trading Symbol	DEVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Small Cap Value Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.13%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%
Net Assets	$ 4,692,228,235
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,253,868
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$4,692,228,235
Total number of portfolio holdings	106
Total advisory fees paid	$15,253,868
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	24.21%
Industrials	17.33%
Consumer Discretionary	11.40%
Energy	9.70%
Technology	9.05%
Basic Industry	8.20%
Real Estate Investment Trusts	6.70%
Healthcare	3.78%
Utilities	3.37%
Consumer Staples	2.66%
Transportation	2.48%

Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%

Largest Holdings [Text Block]
Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%

C000006379 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Small Cap Value Fund
Class Name	Class C
Trading Symbol	DEVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Small Cap Value Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.88%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.88%
Net Assets	$ 4,692,228,235
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,253,868
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$4,692,228,235
Total number of portfolio holdings	106
Total advisory fees paid	$15,253,868
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	24.21%
Industrials	17.33%
Consumer Discretionary	11.40%
Energy	9.70%
Technology	9.05%
Basic Industry	8.20%
Real Estate Investment Trusts	6.70%
Healthcare	3.78%
Utilities	3.37%
Consumer Staples	2.66%
Transportation	2.48%

Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%

Largest Holdings [Text Block]
Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%

C000006380 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Small Cap Value Fund
Class Name	Class R
Trading Symbol	DVLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Small Cap Value Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$75	1.38%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.38%
Net Assets	$ 4,692,228,235
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,253,868
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$4,692,228,235
Total number of portfolio holdings	106
Total advisory fees paid	$15,253,868
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	24.21%
Industrials	17.33%
Consumer Discretionary	11.40%
Energy	9.70%
Technology	9.05%
Basic Industry	8.20%
Real Estate Investment Trusts	6.70%
Healthcare	3.78%
Utilities	3.37%
Consumer Staples	2.66%
Transportation	2.48%

Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%

Largest Holdings [Text Block]
Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%

C000006381 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	DEVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Small Cap Value Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.88%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
Net Assets	$ 4,692,228,235
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,253,868
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$4,692,228,235
Total number of portfolio holdings	106
Total advisory fees paid	$15,253,868
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	24.21%
Industrials	17.33%
Consumer Discretionary	11.40%
Energy	9.70%
Technology	9.05%
Basic Industry	8.20%
Real Estate Investment Trusts	6.70%
Healthcare	3.78%
Utilities	3.37%
Consumer Staples	2.66%
Transportation	2.48%

Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%

Largest Holdings [Text Block]
Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%

C000171462 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Small Cap Value Fund
Class Name	Class R6
Trading Symbol	DVZRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Small Cap Value Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
Net Assets	$ 4,692,228,235
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 15,253,868
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$4,692,228,235
Total number of portfolio holdings	106
Total advisory fees paid	$15,253,868
Portfolio turnover rate	10%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financial Services	24.21%
Industrials	17.33%
Consumer Discretionary	11.40%
Energy	9.70%
Technology	9.05%
Basic Industry	8.20%
Real Estate Investment Trusts	6.70%
Healthcare	3.78%
Utilities	3.37%
Consumer Staples	2.66%
Transportation	2.48%

Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%

Largest Holdings [Text Block]
Top 10 equity holdings
Atkore	1.83%
MasTec	1.73%
Stifel Financial	1.66%
Hancock Whitney	1.63%
Webster Financial	1.59%
East West Bancorp	1.59%
ITT	1.57%
FNB	1.57%
Axis Capital Holdings	1.56%
Meritage Homes	1.50%

C000006368 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Wealth Builder Fund
Class Name	Class A
Trading Symbol	DDIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Wealth Builder Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.04%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.04%
Net Assets	$ 888,990,075
Holdings Count | Holding	807
Advisory Fees Paid, Amount	$ 2,579,760
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$888,990,075
Total number of portfolio holdings	807
Total advisory fees paid	$2,579,760
Portfolio turnover rate	32%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.45%
Corporate Bonds	10.27%
Agency Mortgage-Backed Securities	5.93%
US Treasury Obligations	5.85%
Exchange-Traded Funds	5.82%
Short-Term Investments	3.62%
Convertible Bonds	3.36%
Non-Agency Commercial Mortgage-Backed Securities	1.30%
Sovereign Bonds	1.28%
Limited Liability Corporation	1.14%
Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%

Largest Holdings [Text Block]	Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%

C000006370 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Wealth Builder Fund
Class Name	Class C
Trading Symbol	DDICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Wealth Builder Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.79%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.79%
Net Assets	$ 888,990,075
Holdings Count | Holding	807
Advisory Fees Paid, Amount	$ 2,579,760
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$888,990,075
Total number of portfolio holdings	807
Total advisory fees paid	$2,579,760
Portfolio turnover rate	32%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.45%
Corporate Bonds	10.27%
Agency Mortgage-Backed Securities	5.93%
US Treasury Obligations	5.85%
Exchange-Traded Funds	5.82%
Short-Term Investments	3.62%
Convertible Bonds	3.36%
Non-Agency Commercial Mortgage-Backed Securities	1.30%
Sovereign Bonds	1.28%
Limited Liability Corporation	1.14%
Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%

Largest Holdings [Text Block]	Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%

C000006371 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Wealth Builder Fund
Class Name	Class R
Trading Symbol	DDDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Wealth Builder Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.29%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.29%
Net Assets	$ 888,990,075
Holdings Count | Holding	807
Advisory Fees Paid, Amount	$ 2,579,760
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$888,990,075
Total number of portfolio holdings	807
Total advisory fees paid	$2,579,760
Portfolio turnover rate	32%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.45%
Corporate Bonds	10.27%
Agency Mortgage-Backed Securities	5.93%
US Treasury Obligations	5.85%
Exchange-Traded Funds	5.82%
Short-Term Investments	3.62%
Convertible Bonds	3.36%
Non-Agency Commercial Mortgage-Backed Securities	1.30%
Sovereign Bonds	1.28%
Limited Liability Corporation	1.14%
Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%

Largest Holdings [Text Block]	Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%

C000006372 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Wealth Builder Fund
Class Name	Institutional Class
Trading Symbol	DDIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Wealth Builder Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.79%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%
Net Assets	$ 888,990,075
Holdings Count | Holding	807
Advisory Fees Paid, Amount	$ 2,579,760
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$888,990,075
Total number of portfolio holdings	807
Total advisory fees paid	$2,579,760
Portfolio turnover rate	32%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.45%
Corporate Bonds	10.27%
Agency Mortgage-Backed Securities	5.93%
US Treasury Obligations	5.85%
Exchange-Traded Funds	5.82%
Short-Term Investments	3.62%
Convertible Bonds	3.36%
Non-Agency Commercial Mortgage-Backed Securities	1.30%
Sovereign Bonds	1.28%
Limited Liability Corporation	1.14%
Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%

Largest Holdings [Text Block]	Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%

C000240402 [Member]
Shareholder Report [Line Items]
Fund Name	Delaware Wealth Builder Fund
Class Name	Class R6
Trading Symbol	DDERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Delaware Wealth Builder Fund (Fund) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at delawarefunds.com/literature. You can also request this information by contacting us at 800 523‑1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523‑1918
Additional Information Website	delawarefunds.com/literature
Expenses [Text Block]
Fund expenses
What were the Fund's costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.72%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Net Assets	$ 888,990,075
Holdings Count | Holding	807
Advisory Fees Paid, Amount	$ 2,579,760
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of May 31, 2024)
The following table outlines Fund statistics that you should pay attention to:
Fund net assets	$888,990,075
Total number of portfolio holdings	807
Total advisory fees paid	$2,579,760
Portfolio turnover rate	32%

Holdings [Text Block]
Fund holdings (as of May 31, 2024)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.45%
Corporate Bonds	10.27%
Agency Mortgage-Backed Securities	5.93%
US Treasury Obligations	5.85%
Exchange-Traded Funds	5.82%
Short-Term Investments	3.62%
Convertible Bonds	3.36%
Non-Agency Commercial Mortgage-Backed Securities	1.30%
Sovereign Bonds	1.28%
Limited Liability Corporation	1.14%
Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%

Largest Holdings [Text Block]	Top 10 equity holdings
Microsoft	2.78%
NVIDIA	2.73%
Apple	2.45%
Exxon Mobil	1.21%
Merck & Co.	1.11%
TJX	1.03%
Verizon Communications	1.00%
Broadcom	0.91%
Cisco Systems	0.86%
Chevron	0.77%